Note 19 - Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) Note [Text Block]
19.	ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table presents the changes in accumulated other comprehensive income (loss) by component net of tax:

(Dollars in thousands)	Unrealized gains on available-for-sale securities (a)
Balance as of December 31, 2014	$2,548
Other comprehensive income before reclassification	60
Amount reclassified from accumulated other comprehensive income	(213)
Period change	(153)
Balance at December 31, 2015	$2,395

(Dollars in thousands)	Unrealized gains on available for sale securities (a)
Balance as of December 31, 2013	$(2,237)
Other comprehensive income before reclassification	4,949
Amount reclassified from accumulated other comprehensive income	(164)
Period change	4,785
Balance at December 31, 2014	$2,548

(a)	All amounts are net of tax. Amounts in parentheses indicate debits.

The following tables present significant amounts reclassified out of each component of accumulated other comprehensive income (loss):

	Amount Reclassified from Accumulated Other	Affected Line Item in the Statement Where
(Dollars in thousands)	Comprehensive Income (a)	Net Income is
Details about other comprehensive income	December 31, 2015	Presented
Unrealized gains on available-for-sale securities
	$323	Investment securities gains, net
	(110)	Income taxes
	$213	Net of tax

	Amount Reclassified from Accumulated Other	Affected Line Item in the Statement Where
(Dollars in thousands)	Comprehensive Income (a)	Net Income is
Details about other comprehensive income	December 31, 2014	Presented
Unrealized gains on available-for-sale securities
	$248	Investment securities gains, net
	(84)	Income taxes
	$164	Net of tax

(a)	Amounts in parentheses indicate debits to net income